Share Capital (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of Share Capital and Share Premium	The movement in the number of ordinary shares outstanding is as follows:

	Number of ordinary shares	Share capital	Share premium	Total
		RMB’000	RMB’000	RMB’000
As of January 1, 2022	57,483,410	66	4,094,434	4,094,500
Shares surrendered and cancelled	(60,540)	-	-	-
Net book value	57,422,870	66	4,094,434	4,094,500